SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended					12 Months Ended			24 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Sep. 30, 2011	Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Maximum maturity period of cash equivalents (in Duration)													3 months
HKEC depreciation							$ 136				$ 183
Debt issuance costs net of accumulated amortization										47	0		47
Deferred accumulated amortization										3	0		3
Minimum contract price for application of percentage completion methodoly for revenue recognition										75
Minimum contract duration for application of percentage completion methodoly for revenue recognition (in Duration)										3 months 7 days
Advertising expense										41	36
Product warranty period (in Duration)										1 year
Interest or penalties recorded in connection with uncertain tax positions										0	0
Net operating loss carryover										0	0		0
Adjustment to reduce its net deferred tax asset										0	0
Increase in Nonoperating Income (Expense)										604
Other (income) expense	(1)	[1]	149	[1],[2]	(12)	[1]		252	[1],[2]	426	(178)	[2]
Non-refundable deposit recognized as income										$ 100
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation (in Shares)											308,197		308,197
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation (in Shares)											72,200		53,000

[1]	Unaudited
[2]	Restated